Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 534,000
Previously Paid Amount	0.00
Total Fee Amount	73.75
Total Offset Amount	0.00
Net Fee	73.75
Narrative - Max Aggregate Offering Price	$ 534,000
Final Prospectus	true